RISK MANAGEMENT - Trading book risk - Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 278,063,105	$ 274,729,544
Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,986,281	1,033,592
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,986,281	1,033,592
Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,951,439	1,011,934
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	34,842	21,658
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	34,842	21,658
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	34,842	21,658
Derivatives [member] | Trading derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,951,439	1,011,934
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,951,439	1,011,934
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 1,951,439	$ 1,011,934